FAIR VALUE CHANGES	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Investment properties	$224	$567	$778	$2,413
Transaction related expenses, net of income	(88)	(156)	(422)	(229)
Financial contracts	144	(46)	227	(30)
Impairment and provisions	(73)	38	(132)	21
Other fair value changes	(145)	(800)	(351)	(792)
	$62	$(397)	$100	$1,383